INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,054	$ 966	$ 964
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,138	1,017
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (84)	$ (51)